Other assets	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Other assets	Other assets
The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2023	2022
Accounts receivable (a)	$6,567	$4,924
Corporate/bank-owned life insurance	5,480	5,417
Software	2,430	2,260
Prepaid pension assets	1,818	1,651
Fails to deliver	1,514	2,569
Qualified affordable housing project investments	1,213	1,298
Renewable energy investments	1,049	871
Equity method investments	873	803
Other equity investments (b)	741	695
Prepaid expense	737	764
Cash collateral receivable on derivative transactions	621	1,014
Assets of consolidated investment management funds	526	209
Federal Reserve Bank stock	480	478
Income taxes receivable	270	481
Fair value of hedging derivatives	236	319
Seed capital (c)	232	218
Other (d)	1,198	1,884
Total other assets	$25,985	$25,855
(a)    Includes receivables for securities sold or matured that have not yet settled.
(b)    Includes strategic equity, private equity and other investments.
(c)    Includes investments in BNY Mellon funds which hedge deferred incentive awards.
(d)    At Dec. 31, 2023 and Dec. 31, 2022, other assets include $7 million and $6 million, respectively, of Federal Home Loan Bank stock, at cost.
Non-readily marketable equity securities

Non-readily marketable equity securities do not have readily determinable fair values. These investments are valued using a measurement alternative where the investments are carried at cost, less any impairment, and plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. The observable price changes are recorded in investment and other revenue on the consolidated income statement. Our non-readily marketable equity securities totaled $479 million at Dec. 31, 2023 and $445 million at Dec. 31, 2022 and are included in other equity investments in the table above.

The following table presents the adjustments on the non-readily marketable equity securities.

Adjustments on non-readily marketable equity securities				Life-to-date
(in millions)	2023	2022	2021
Upward adjustments	$52	$125	$105	$335
Downward adjustments	(41)	(8)	—	(53)
Net adjustments	$11	$117	$105	$282
Qualified affordable housing project investments

We invest in affordable housing projects primarily to satisfy the Company’s requirements under the Community Reinvestment Act. Our total investment in qualified affordable housing projects totaled $1.2 billion at Dec. 31, 2023 and $1.3 billion at Dec. 31, 2022. Commitments to fund future investments in qualified affordable housing projects totaled $596 million at Dec. 31, 2023 and $614 million at Dec. 31, 2022 and are recorded in other liabilities on the consolidated balance sheet. A summary of the commitments to fund future investments is as follows: 2024 – $297 million; 2025 – $184 million; 2026 – $44 million; 2027 – $28 million; 2028 – $1 million; and 2029 and thereafter – $42 million.

Tax credits and other tax benefits recognized were $185 million in 2023, $145 million in 2022 and $148 million in 2021.
Amortization expense included in the provision for income taxes was $154 million in 2023, $123 million in 2022 and $124 million in 2021.
Investments valued using net asset value (“NAV”) per share

In our Investment and Wealth Management business segment, we make seed capital investments in certain funds we manage. We also hold private equity investments, primarily small business investment companies (“SBICs”), which are compliant with the
Volcker Rule, and certain other corporate investments. Seed capital, private equity and other corporate investments are included in other assets on the consolidated balance sheet. The fair value of certain of these investments was estimated using the NAV per share for our ownership interest in the funds.

The table below presents information on our investments valued using NAV.

Investments valued using NAV	Dec. 31, 2023		Dec. 31, 2022
(in millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Seed capital (a) (b)	$3	$—	$3	$—
Private equity investments (c)	143	42	130	53
Other	7	—	5	—
Total	$153	$42	$138	$53
(a)    Seed capital investments at Dec. 31, 2023 are generally redeemable on request. Distributions are received as the underlying investments in the funds, which have redemption notice periods of seven days, are liquidated.
(b)    Includes investments in funds that relate to deferred compensation arrangements with employees.
(c)    Private equity investments primarily include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.